Interest-Bearing Borrowings (Details) - Schedule of contractual maturities of the gross obligations under repurchase agreements - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 508,576,882	¥ 870,778,215
Overnight [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements
Up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	37,871,851	684,791,408
30 to 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	111,761,847	115,136,807
Greater than 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 358,943,184	¥ 70,850,000